Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Convertible Promissory Notes [Abstract]
Convertible Promissory Notes

5. CONVERTIBLE PROMISSORY NOTES

November 14, 2011 Convertible Promissory Notes

On November 14, 2011, the Company entered into a Convertible Note Purchase Agreement with two current shareholders of the Company, pursuant to which the Company issued senior unsecured convertible promissory notes (the "2011 Notes") in the aggregate principal amount of $600,000. As part of the financing, the Company issued a note to Mr. Roderick de Greef, the Company's Chairman of the Board, in the principal amount of $250,000 and a note to an existing shareholder in the principal amount of $350,000. The 2011 Notes converted into secured convertible promissory notes in an aggregate principal amount of $600,000 together with a corresponding amount of warrants and additional investment rights in connection with the Company's 2012 private placement financing described below.

The 2011 Notes were accounted for in accordance with Accounting Standards Codification ("ASC") 480—Distinguishing Liabilities from Equity and were recorded on the December 31, 2011 accompanying balance sheet at fair value.

January 17, 2012 and February 28, 2012 Secured Convertible Promissory Notes

In closings on January 17, 2012 and February 28, 2012, the Company issued and sold secured convertible promissory notes (the "2012 Notes") in the aggregate principal amount of $2,940,000, together with common stock warrants and additional investment rights described below, to new and current institutional and private accredited investors pursuant to the terms of two subscription agreements dated January 17, 2012 and a subscription agreement dated February 28, 2012 between the Company and the investors party thereto (collectively, the " 2012 Private Placement").

The 2012 Private Placement provided $2.9 million of gross proceeds, including the conversion of $600,000 of the 2011 Notes. The securities were offered and sold pursuant to an exemption from registration under Section 4(2) of the Securities Act of 1933, as amended.

The 2012 Notes are convertible into common stock of the Company at a conversion price of $0.11 per share. The conversion price of the 2012 Notes is subject to adjustment in certain circumstances. If the Company issues shares of common stock, or securities convertible into or exercisable for shares of common stock, at a price lower than the conversion price, then the conversion price of the 2012 Notes will, with limited exceptions, be adjusted to such lower price.

The 2012 Notes will mature on July 17, 2013 and bear interest at the rate of 8% per annum due and payable quarterly in arrears commencing March 31, 2012 and upon maturity. Interest on the 2012 Notes is payable in cash or, at the election of the Company, in shares of common stock, provided that (i) no Event of Default (as defined in the 2012 Notes) has occurred, (ii) the common stock is resellable without transfer or volume limitations, (iii) payment in common stock would not cause the investor to exceed the investor's Individual Ownership Threshold (as defined below), and (iv) 85% of the volume weighted average price per share of the Company's common stock for the 20 trading days ending on the due date of the interest payment being made (the "PIK Share Value") is at least $0.20. Common stock employed to pay interest will be valued at the PIK Share Value. In the event that the 2012 Notes are converted voluntarily by the holder at any time prior to July 17, 2013, the interest payable on the 2012 Note will be increased by an amount equal to $200 per $1,000 of converted principle amount of such 2012 Note, less any interest payments made with respect to the converted 2012 Note (the "Additional Interest"). The Additional Interest is payable in cash, or at the Company's election in common stock of the Company, at a conversion price equal to the PIK Share Value provided that certain conditions are met. In order for the Company to be able to pay the Additional Interest in common stock, the PIK Share Value must be at least $0.20 and the payment of Additional Interest in common stock must not cause the Investor to exceed the investor's Individual Ownership Threshold as defined in the 2012 Notes. Additionally, if the PIK Share Value is at least $0.20, the Note holder can elect to receive the Additional Interest in shares of common stock.

The Company has the limited ability to force the 2012 Note holders to convert the 2012 Notes in the event that the following conditions are met for each of the 20 consecutive trading days preceding conversion: (i) the closing bid price for the common stock is equal to or greater than 227% of the conversion price of the 2012 Notes, (ii) a registration statement registering for resale of all of the common stock issuable upon conversion of the 2012 Notes and exercise of the Warrants is effective and included therein as registered all of the common stock issuable upon conversion of the 2012 Notes and exercise of the Warrants (as defined below), and (iii) an Event of Default (as defined in the Note) or an event which with the passage of time would become an Event of Default has not occurred. If the foregoing conditions are met, the Company can force conversion of the 2012 Notes in an aggregate principal amount not to exceed 25% of the aggregate dollar trading volume of shares of the Company's common stock during the seven trading days immediately preceding the date on which the Company seeks to convert the 2012 Notes.

The 2012 Notes may be accelerated under certain circumstances, including upon a Fundamental Transaction (as defined below) or upon an Event of Default (as defined in the Note). In the event that (a) the Company effects any merger or consolidation with or into another entity, (b) the Company sells all or substantially all of its assets, (c) a tender offer or exchange offer is completed pursuant to which holders of the Company's common stock are permitted to tender or exchange their shares for other securities, cash or property, (d) the Company completes a stock purchase or other business combination whereby one or more persons acquire more than 50% of the outstanding shares of common stock of the Company, (e) any "person" or "group" (as defined for purposes of Sections 13(d) and 14(d) of the Securities Exchange Act of 1934, as amended) acquires, directly or indirectly, 50% of the aggregate common stock of the Company or (f) the Company effects any reclassification of the common stock or any compulsory share exchange pursuant to which the common stock is effectively converted into or exchanged for other securities, cash or property (other than a reverse merger) (each, a "Fundamental Transaction"), then until twenty business days after the Company notifies the Note holder of the occurrence of the Fundamental Transaction, the 2012 Note holder may elect to accelerate the maturity date of the 2012 Note as of the date of the Fundamental Transaction. Upon an Event of Default, then, at the option of the 2012 Note holder, all principal and interest under the 2012 Note then remaining unpaid will be immediately due and payable upon demand by the 2012 Note holder.

The 2012 Note holders may require the Company to redeem the 2012 Notes under certain other circumstances. In the event that the Company is prohibited from issuing the conversion shares, upon the occurrence of any Event of Default, upon the occurrence of a Change in Control (as defined in the Subscription Agreement), or upon the liquidation, dissolution or winding up of the Company, at the investor's election, the Company must pay to each investor a sum of money determined by multiplying the outstanding principal amount of the 2012 Note designated by each such investor by, at such investor's election, the greater of (i) 120%, or (ii) a fraction the numerator of which is the highest closing price of the common stock for the thirty (30) days preceding the date demand is made by the investor and the denominator of which is the lowest applicable conversion price during such thirty (30) day period, plus accrued but unpaid interest and any other amounts due to the investor (the "Mandatory Redemption Payment"). Upon the payment of the Mandatory Redemption Payment, the corresponding 2012 Note principal, interest and other amounts will be deemed paid and no longer outstanding.

The 2012 Notes are secured by all of the assets of the Company in connection with which the Company has entered into a Security Agreement granting a first priority security interest in all of the assets of the Company and appointing a collateral agent to act on behalf of the investors with respect to the collateral.

Under the terms of the 2012 Private Placement, the Company issued to the Investors warrants (the "Warrants") to purchase an aggregate of 26,727,266 shares of common stock (which is equal to 100% of the shares of common stock underlying the 2012 Notes as of the closing of the 2012 Private Placement) at an exercise price of $0.15 per share (which is equal to 125% of the closing price of the common stock on January 13, 2012). The exercise price of the Warrants is subject to adjustment in certain circumstances. If the Company issues shares of common stock, or securities convertible into or exercisable for shares of common stock, at a price lower than the exercise price, then the exercise price of the Warrants will, with limited exceptions, be adjusted to such lower price. The Warrants will terminate on January 17, 2016.

Under the terms of the 2012 Private Placement, the Company also issued to the investors additional investment rights (the "AIRs") granting each investor the right to purchase an additional principal amount of 2012 Notes equal to 25% of the original principal amount of 2012 Notes purchased by such investor at the closing of the 2012 Private Placement and a corresponding amount of Warrants, at any time prior to July 15, 2012.

The 2012 Notes may not be converted, and the Warrants may not be exercised, to the extent such conversion or exercise would cause the holder, together with the holder's affiliates, to beneficially own a number of shares of common stock which would exceed 4.99% of the Company's then outstanding shares of common stock following such conversion or exercise, except that any investor may increase or waive the 4.99% conversion limitation, in whole or in part, by designating a higher amount on such investor's signature page to the Subscription Agreement and also following the closing date upon and effective after 61 days prior written notice to the Company (the "Individual Ownership Limit").

Pursuant to the Subscription Agreements, the Company filed a registration statement registering the shares of common stock underlying the 2012 Notes and Warrants April 13, 2012. The Company will use commercially reasonable efforts to cause the registration statement to be declared effective as soon as practicable but in any event on or before June 1, 2012. In the unanticipated event that the registration statement is not declared effective by the applicable deadline, the Company will pay to each investor an amount equal to 0.5% of the principal amount of the outstanding 2012 Notes and purchase price of the Shares and Warrant Shares issued upon conversion of the 2012 Notes and exercise of the Warrants for each 30 day period after the deadline until the registration statement is declared effective, as applicable (or such lesser pro-rata amount for any period of less than 30 days), up to a maximum of 5% of the 2012 Note principal plus the aggregate actual Warrant exercise prices (the "Liquidated Damages"). Further, the Company will be required to pay Liquidated Damages if the registration statement, after being filed and declared effective, ceases to be effective without being succeeded within 22 business days by an effective replacement or amended registration statement, or for a period of time that exceeds 45 days in the aggregate per year.

Pursuant to the Subscription Agreements, the Company agreed to certain positive and negative covenants as set forth in the Subscription Agreements, the 2012 Notes and the Warrants (collectively, the "Transaction Documents"). The holders of at least sixty-five percent (65%) of each affected component of the securities issued in the 2012 Private Placement and upon any Additional Offering (as defined below) may consent to take or forebear from any action permitted under or in connection with the Transaction Documents, modify any Transaction Documents or waive any default or requirement applicable to the Company or the investors under the Transaction Documents provided the effect of such action does not waive any accrued interest or damages and further provided that the relative rights of the Investors to each other remains unchanged.

For a year following January 17, 2012, with limited exceptions, the investors have a right of first refusal with respect to any proposed sale by the Company of its common stock or other securities or equity linked debt obligations. If all 2012 Note holders do not exercise their pro rata share, then the participating 2012 Note holders can take up the balance of the financing round pro rata.

  9. Convertible Promissory Notes

On November 14, 2011, the Company entered into a Convertible Note Purchase Agreement with two current shareholders of the Company, pursuant to which the Company issued senior unsecured convertible promissory notes (the " 2011 Notes") in the aggregate principal amount of $600,000. As part of the financing, the Company issued a note to Mr. Roderick de Greef, the Company's Chairman of the Board, in the principal amount of $250,000 and a note to an existing shareholder in the principal amount of $350,000. The 2011 Notes converted into secured convertible promissory notes in an aggregate principal amount of $600,000 together with a corresponding amount of warrants and additional investment rights in connection with the Company's 2012 private placement financing described in Note 18.

At December 31, 2011, the 2011 Notes were due and payable by the Company on November 14, 2012 and could not be prepaid by the Company. The 2011 Notes were unsecured, but were senior to all then outstanding debt or equity of the Company on any liquidation, dissolution or winding up of the Company or in the case of the sale of the Company. The 2011 Notes bore a one-time interest amount equal to 10% percent of the principal amount of the 2011 Notes, paid in full on November 14, 2011 through the issuance of 408,163 shares of common stock of the Company determined by the product of 10% percent of the principal amount of the Notes divided by the volume weighted average price ("VWAP") of the common stock for the ten trading days prior to but not including the Closing Date, which was $0.15.

Subject to the conditions set forth in the 2011 Notes financing agreement, the 2011 Notes were to convert automatically upon the closing of an offering by the Company of equity securities or debt convertible into equity securities on or before December 31, 2011 in a single or series of related closings, with immediately available gross proceeds of at least $2,500,000, excluding amounts represented by the 2011 Notes (a "Qualified Financing"), into securities with the same rights, priorities and privileges as are purchased in the Qualified Financing, based on a conversion ratio equal to the principal amount of the 2011 Notes divided by the price per share paid in the Qualified Financing in the case of an equity financing, or into a debt instrument or instruments of the same class and series issued to other investors in the Qualified Financing, including any warrants issued in connection therewith, having an original principal amount equal to the outstanding principal balance of the 2011 Notes in the case of a convertible debt financing.

In the event that the Company completed an equity financing that did not qualify as a Qualified Financing (a "Financing") pursuant to the November 2011 financing agreement, then the holders of the 2011 Notes, in most circumstances, had the option to convert the 2011 Notes into securities with the same rights, priorities and privileges as are purchased in the Financing, based on a conversion ratio equal to the principal amount of the 2011 Notes divided by the price per share paid in the Financing. In the event that the Company did not complete a Qualified Financing or a Financing on or before December 31, 2011, then the holders of the 2011 Notes had the option to convert the 2011 Notes into shares of common stock based on a conversion ratio equal to the principal amount of the 2011 Note divided by the VWAP of the common stock for the ten trading days prior to but not including the date on which the holder delivers written notice of his intention to convert the 2011 Notes. The 2011 Notes are accounted for in accordance with Accounting Standards Codification ("ASC") 480—Distinguishing Liabilities from Equity and are recorded on the accompanying balance sheet at fair value.

In closing on January 17, 2012 and February 28, 2012, the Company issued and sold secured convertible promissory notes (the "2012 Notes") in the aggregate principal amount of $2,940,000 together with common stock warrants and additional investment rights described below to new and current institutional and private accredited investors pursuant to the terms of two Subscription Agreements dated January 17, 2012 and a Subscription Agreement dated February 28, 2012 between the Company and the investors party thereto (collectively, the " 2012 Private Placement").

The 2012 Private Placement provided $2.9 million of gross proceeds, including the conversion of $600,000 of the 2011 Notes. The securities were offered and sold pursuant to an exemption from registration under Section 4(2) of the Securities Act of 1933, as amended.

The 2012 Notes are convertible into common stock of the Company at a conversion price of $0.11 per share. The conversion price of the 2012 Notes is subject to adjustment in certain circumstances. If the Company issues shares of common stock, or securities convertible into or exercisable for shares of common stock, at a price lower than the conversion price, then the conversion price of the 2012 Notes will, with limited exceptions, be adjusted to such lower price.

The 2012 Notes will mature on July 17, 2013 and bear interest at the rate of 8% per annum due and payable quarterly in arrears commencing March 31, 2012 and upon maturity. Interest on the 2012 Notes is payable in cash or, at the election of the Company, in shares of common stock, provided that (i) no Event of Default (as defined in the 2012 Notes) has occurred, (ii) the common stock is resellable without transfer or volume limitations, (iii) payment in common stock would not cause the investor to exceed the investor's Individual Ownership Threshold (as defined below), and (iv) 85% of the volume weighted average price per share of the Company's common stock for the 20 trading days ending on the due date of the interest payment being made (the "PIK Share Value") is at least $0.20. Common stock employed to pay interest will be valued at the PIK Share Value. In the event that the 2012 Notes are converted voluntarily by the holder at any time prior to July 17, 2013, the interest payable on the 2012 Note will be increased by an amount equal to $200 per $1,000 of converted principle amount of such 2012 Note, less any interest payments made with respect to the converted 2012 Note (the "Additional Interest"). The Additional Interest is payable in cash, or at the Company's election in common stock of the Company, at a conversion price equal to the PIK Share Value provided that certain conditions are met. In order for the Company to be able to pay the Additional Interest in common stock, the PIK Share Value must be at least $0.20 and the payment of Additional Interest in common stock must not cause the Investor to exceed the investor's Individual Ownership Threshold as defined in the 2012 Notes. Additionally, if the PIK Share Value is at least $0.20, the Note holder can elect to receive the Additional Interest in shares of common stock.

The Company has the limited ability to force the 2012 Note holders to convert the 2012 Notes in the event that the following conditions are met for each of the 20 consecutive trading days preceding conversion: (i) the closing bid price for the common stock is equal to or greater than 227% of the conversion price of the 2012 Notes, (ii) a registration statement registering for resale of all of the common stock issuable upon conversion of the 2012 Notes and exercise of the Warrants is effective and included therein as registered all of the common stock issuable upon conversion of the 2012 Notes and exercise of the Warrants (as defined below), and (iii) an Event of Default (as defined in the Note) or an event which with the passage of time would become an Event of Default has not occurred. If the foregoing conditions are met, the Company can force conversion of the 2012 Notes in an aggregate principal amount not to exceed 25% of the aggregate dollar trading volume of shares of the Company's common stock during the seven trading days immediately preceding the date on which the Company seeks to convert the 2012 Notes.

The 2012 Notes may be accelerated under certain circumstances, including upon a Fundamental Transaction (as defined below) or upon an Event of Default (as defined in the Note). In the event that (a) the Company effects any merger or consolidation with or into another entity, (b) the Company sells all or substantially all of its assets, (c) a tender offer or exchange offer is completed pursuant to which holders of the Company's common stock are permitted to tender or exchange their shares for other securities, cash or property, (d) the Company completes a stock purchase or other business combination whereby one or more persons acquire more than 50% of the outstanding shares of common stock of the Company, (e) any "person" or "group" (as defined for purposes of Sections 13(d) and 14(d) of the Securities Exchange Act of 1934, as amended) acquires, directly or indirectly, 50% of the aggregate common stock of the Company or (f) the Company effects any reclassification of the common stock or any compulsory share exchange pursuant to which the common stock is effectively converted into or exchanged for other securities, cash or property (other than a reverse merger) (each, a "Fundamental Transaction"), then until twenty business days after the Company notifies the Note holder of the occurrence of the Fundamental Transaction, the 2012 Note holder may elect to accelerate the maturity date of the 2012 Note as of the date of the Fundamental Transaction. Upon an Event of Default, then, at the option of the 2012 Note holder, all principal and interest under the 2012 Note then remaining unpaid will be immediately due and payable upon demand by the 2012 Note holder.

The 2012 Note holders may require the Company to redeem the 2012 Notes under certain other circumstances. In the event that the Company is prohibited from issuing the conversion shares, upon the occurrence of any Event of Default, upon the occurrence of a Change in Control (as defined in the Subscription Agreement), or upon the liquidation, dissolution or winding up of the Company, at the investor's election, the Company must pay to each investor a sum of money determined by multiplying the outstanding principal amount of the 2012 Note designated by each such investor by, at such investor's election, the greater of (i) 120%, or (ii) a fraction the numerator of which is the highest closing price of the common stock for the thirty (30) days preceding the date demand is made by the investor and the denominator of which is the lowest applicable conversion price during such thirty (30) day period, plus accrued but unpaid interest and any other amounts due to the investor (the "Mandatory Redemption Payment"). Upon the payment of the Mandatory Redemption Payment, the corresponding 2012 Note principal, interest and other amounts will be deemed paid and no longer outstanding.

The 2012 Notes are secured by all of the assets of the Company in connection with which the Company has entered into a Security Agreement granting a first priority security interest in all of the assets of the Company and appointing a collateral agent to act on behalf of the investors with respect to the collateral.

Under the terms of the 2012 Private Placement, the Company issued to the Investors warrants (the "Warrants") to purchase an aggregate of 26,727,266 shares of common stock (which is equal to 100% of the shares of common stock underlying the 2012 Notes as of the closing of the 2012 Private Placement) at an exercise price of $0.15 per share (which is equal to 125% of the closing price of the common stock on January 13, 2012). The exercise price of the Warrants is subject to adjustment in certain circumstances. If the Company issues shares of common stock, or securities convertible into or exercisable for shares of common stock, at a price lower than the exercise price, then the exercise price of the Warrants will, with limited exceptions, be adjusted to such lower price. The Warrants will terminate on January 17, 2016.

Under the terms of the 2012 Private Placement, the Company also issued to the investors additional investment rights (the "AIRs") granting each investor the right to purchase an additional principal amount of 2012 Notes equal to 25% of the original principal amount of 2012 Notes purchased by such investor at the closing of the 2012 Private Placement and a corresponding amount of Warrants, at any time prior to July 15, 2012.

The 2012 Notes may not be converted, and the Warrants may not be exercised, to the extent such conversion or exercise would cause the holder, together with the holder's affiliates, to beneficially own a number of shares of common stock which would exceed 4.99% of the Company's then outstanding shares of common stock following such conversion or exercise, except that any investor may increase or waive the 4.99% conversion limitation, in whole or in part, by designating a higher amount on such investor's signature page to the Subscription Agreement and also following the closing date upon and effective after 61 days prior written notice to the Company (the "Individual Ownership Limit").

Pursuant to the Subscription Agreements, the Company agreed to file a registration statement registering the shares of common stock underlying the 2012 Notes and Warrants by no later than April 15, 2012. The Company will use commercially reasonable efforts to cause the registration statement to be declared effective as soon as practicable but in any event on or before June 1, 2012. In the unanticipated event that the Company fails to file the registration statement or the registration statement is not declared effective by the applicable deadline, the Company will pay to each investor an amount equal to 0.5% of the principal amount of the outstanding 2012 Notes and purchase price of the Shares and Warrant Shares issued upon conversion of the 2012 Notes and exercise of the Warrants for each 30 day period after the deadline until the registration statement is filed or declared effective, as applicable (or such lesser pro-rata amount for any period of less than 30 days), up to a maximum of 5% of the 2012 Note principal plus the aggregate actual Warrant exercise prices (the "Liquidated Damages"). Further, the Company will be required to pay Liquidated Damages if the registration statement, after being filed and declared effective, ceases to be effective without being succeeded within 22 business days by an effective replacement or amended registration statement, or for a period of time that exceeds 45 days in the aggregate per year.

Pursuant to the Subscription Agreements, the Company agreed to certain positive and negative covenants as set forth in the Subscription Agreements, the 2012 Notes and the Warrants (collectively, the "Transaction Documents"). The holders of at least sixty-five percent (65%) of each affected component of the securities issued in the 2012 Private Placement and upon any Additional Offering (as defined below) may consent to take or forebear from any action permitted under or in connection with the Transaction Documents, modify any Transaction Documents or waive any default or requirement applicable to the Company or the investors under the Transaction Documents provided the effect of such action does not waive any accrued interest or damages and further provided that the relative rights of the Investors to each other remains unchanged.

For a year following January 17, 2012, with limited exceptions, the investors have a right of first refusal with respect to any proposed sale by the Company of its common stock or other securities or equity linked debt obligations. If all 2012 Note holders do not exercise their pro rata share, then the participating 2012 Note holders can take up the balance of the financing round pro rata.